Document And Entity Information	Oct. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	CLIMB GLOBAL SOLUTIONS, INC.
Document, Type	8-K
Document, Period End Date	Oct. 21, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-26408
Entity, Tax Identification Number	13-3136104
Entity, Address, Address Line One	4 Industrial Way West, Suite 300
Entity, Address, City or Town	Eatontown
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07724
City Area Code	732
Local Phone Number	389-0932
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.01 par value
Trading Symbol	CLMB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000945983